Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income from continuing operations	$ 1,940	$ 1,922
Items not involving current cash flows	736	1,102
Profit loss after adjustment of non cash items	2,676	3,024
Changes in operating assets and liabilities	(344)	(202)
Cash provided from operating activities	2,332	2,822
INVESTMENT ACTIVITIES
Fixed asset additions	(1,591)	(1,495)
Purchase of subsidiaries	(222)	(23)
Increase in investments and other assets	(221)	(172)
Proceeds from disposition	61	164
Proceeds on disposal of facilities	221
Sale of Interiors	520
Cash used in discontinued operations	(56)	(120)
Cash used for investment activities	(1,288)	(1,646)
FINANCING ACTIVITIES
Issues of debt	1,608	860
Increase (decrease) in bank indebtedness	25	(2)
Repayments of debt	(99)	(188)
Issues of Common Shares on exercise of stock options	35	49
Repurchase of Common Shares	(515)	(1,783)
Contribution to subsidiaries by non-controlling interests	41
Dividends paid	(354)	(316)
Cash provided from (used for) financing activities	741	(1,380)
Effect of exchange rate changes on cash and cash equivalents	(171)	(98)
Net increase (decrease) in cash and cash equivalents during the year	1,614	(302)
Cash and cash equivalents, beginning of year	1,249	1,551
Cash and cash equivalents, end of year	$ 2,863	$ 1,249